PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PREMISES AND EQUIPMENT
NOTE 5 - PREMISES AND EQUIPMENT

The following is a summary of premises and equipment as of December 31:

	2012	2011
	(In Thousands)
Leasehold improvements	$1,290	$1,255
Furniture and equipment	2,284	2,576
	3,574	3,831
Accumulated depreciation and amortization	(2,750)	(3,152)
	$824	$679